Acquistions and Disposals - Summary of Derecognized Assets And Liabilities Related To Deconsolidation Of Subsidiaries (Details) - CAD ($) $ in Thousands	1 Months Ended
	Nov. 30, 2017	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents		$ (322,560)	$ (101,800)	$ (15,397)
Amounts receivable		21,425	5,815
Inventory		101,607	45,981
Biological assets		16,348	14,725
Prepaid expenses and other assets		19,837	4,285
Property, plant and equipment		303,682	96,270	44,984
Intangible assets		101,526	162,263	31,861
Goodwill		314,923	241,371	$ 20,866
Accounts payable and accrued liabilities		(89,571)	(15,386)
Deferred tax liability		(33,536)	$ (35,924)
Agripharm Corp.
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents	$ (17)
Amounts receivable	158
Inventory	21
Biological assets	1,430
Prepaid expenses and other assets	451
Property, plant and equipment	6,962
Intangible assets	26,282
Goodwill	2,259	$ 2,259
Accounts payable and accrued liabilities	(1,194)
Capital lease obligations	(1,073)
Deferred tax liability	(5,699)
Net assets disposed	29,580
Fair value of retained interest	38,400
Gain on disposal of consolidated entity	$ 8,820